Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities - Summary of Pledged Assets collateral and Activities (Detail) - CAD ($) $ in Millions		Oct. 31, 2022	Oct. 31, 2021
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		$ 316,130	$ 278,604
Bank assets [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		181,067	144,177
Bank assets [member] | Cash and due from banks [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		87	110
Bank assets [member] | Securities [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral	[1]	95,194	82,975
Bank assets [member] | Loans [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		71,795	54,656
Bank assets [member] | Other assets [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		13,991	6,436
Third-party Assets [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Collateral received and available for sale or repledging	[2]	177,300	180,705
Less: Collateral not sold or re-pledged	[2]	(42,237)	(46,278)
Pledged assets and collateral	[2]	135,063	134,427
Clearing systems, payment systems and depositories [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		19,082	9,464
Foreign governments and central banks [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		87	110
Obligations related to securities sold short [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		40,979	32,073
Obligations related to securities sold under repurchase agreements [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		90,490	87,894
Securities borrowing and lending [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral	[3]	69,525	77,456
Derivative transactions [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		16,341	11,439
Securitization [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		27,499	26,075
Covered bonds [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		33,175	26,340
Others [member]
Disclosure commitments guarantees pledged assets provisions and contingent liabilities [line items]
Pledged assets and collateral		$ 18,952	$ 7,753

[1]	Includes NHA mortgage-backed securities of $5,277 million, which are included in loans in our Consolidated Balance Sheet ($4,519 million as at October 31, 2021).
[2]	Includes on-balance sheet securities borrowed or purchased under resale agreements and off-balance sheet collateral received.
[3]	Includes off-balance sheet securities borrowing and lending.